Goodwill and Other Intangibles - Changes in the Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Balance at beginning	$ 2,449	$ 2,447
Impact of foreign exchange and other	23	2
Balance at ending	2,472	2,449
Agricultural Equipment [Member]
Goodwill [Line Items]
Balance at beginning	1,648	1,645
Impact of foreign exchange and other	6	3
Balance at ending	1,654	1,648
Construction Equipment [Member]
Goodwill [Line Items]
Balance at beginning	588	588
Impact of foreign exchange and other	5
Balance at ending	593	588
Commercial Vehicles [Member]
Goodwill [Line Items]
Balance at beginning	55	57
Impact of foreign exchange and other	9	(2)
Balance at ending	64	55
Powertrain [Member]
Goodwill [Line Items]
Balance at beginning	5	5
Balance at ending	5	5
Financial Services Segment [Member]
Goodwill [Line Items]
Balance at beginning	153	152
Impact of foreign exchange and other	3	1
Balance at ending	$ 156	$ 153